Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103-2921



December 5, 2005



VIA EDGAR

US Securities and Exchange Commission
100 F Street NE
Washington, DC 20549


Re:      The Advisors' Inner Circle Fund II (File Nos.033-50718 and 811-07102)
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Ladies and Gentlemen:

On behalf of The Advisors' Inner Circle Fund II (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of Prospectuses and Statements of Additional Information for the Trust's Champlain Small Company Fund, Reaves Select Research Fund and Liberty Corner Standard & Poor's Commodity Index Total Return Fund that would have been filed under Rule 497(c) would not have differed from that contained in the Trust's Post-Effective Amendment No. 47, which was filed with the US Securities and Exchange Commission via EDGAR accession number 0001135428-05-000673 on November 28, 2005.

Please do no hesitate to contact me at (215) 963-5110 should you have any questions or comments concerning this filing.

Sincerely,

/s/ John M. Ford
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John M. Ford